FAIR VALUE MEASUREMENTS (Assets and Liabilities on a Recurring Basis) (Details) - Fair Value, Measurements, Recurring [Member] - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Liabilities:
Guarantee liabilities	$ 60,836,893	$ 72,019,365
Convertible senior notes	1,241,767,766	728,215,869
Derivative liability interest rate swap		61,271,965
Foreign Exchange Forward Contract [Member]
Assets:
Derivative assets	38,962,477	52,281,183
Liabilities:
Guarantee liabilities	596,988	3,856,561
Foreign exchange option [Member]
Assets:
Derivative assets		294,177,634
Call Option [Member]
Assets:
Derivative assets	507,692,955
Fair Value, Inputs, Level 3 [Member]
Liabilities:
Guarantee liabilities	60,836,893	72,019,365
Convertible senior notes	1,241,767,766	728,215,869
Derivative liability interest rate swap		61,271,965
Fair Value, Inputs, Level 3 [Member] | Foreign exchange option [Member]
Assets:
Derivative assets		294,177,634
Fair Value, Inputs, Level 3 [Member] | Call Option [Member]
Assets:
Derivative assets	507,692,955
Fair Value, Inputs, Level 1 [Member]
Liabilities:
Guarantee liabilities		0
Convertible senior notes		0
Derivative liability interest rate swap		0
Fair Value, Inputs, Level 1 [Member] | Foreign Exchange Forward Contract [Member]
Assets:
Derivative assets		0
Liabilities:
Guarantee liabilities		0
Fair Value, Inputs, Level 1 [Member] | Foreign exchange option [Member]
Assets:
Derivative assets		0
Fair Value, Inputs, Level 2 [Member] | Foreign Exchange Forward Contract [Member]
Assets:
Derivative assets	38,962,477	52,281,183
Liabilities:
Guarantee liabilities	$ 596,988	$ 3,856,561